Expense Example - Global Income Builder	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class II 1 Year	Class II 3 Years	Class II 5 Years	Class II 10 Years
USD ($)	77	294	528	1,202	87	325	582	1,318	102	372	662	1,489